SEGMENT INFORMATION - Revenue by Reportable Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenue	$ 2,622,121	$ 2,919,403	$ 3,343,821
Operating Segments | Dotdash Meredith
Segment Reporting Information [Line Items]
Revenue	1,777,229	1,694,893	1,934,699
Operating Segments | Digital
Segment Reporting Information [Line Items]
Revenue	1,004,417	892,426	931,482
Operating Segments | Print
Segment Reporting Information [Line Items]
Revenue	794,045	823,456	1,026,128
Operating Segments | Care.com
Segment Reporting Information [Line Items]
Revenue	369,620	375,039	362,570
Operating Segments | Search
Segment Reporting Information [Line Items]
Revenue	387,699	629,038	731,431
Operating Segments | Emerging & Other
Segment Reporting Information [Line Items]
Revenue	89,028	229,461	323,386
Intersegment eliminations
Segment Reporting Information [Line Items]
Revenue	(1,455)	(9,028)	(8,265)
Intersegment eliminations | Dotdash Meredith
Segment Reporting Information [Line Items]
Revenue	$ (21,233)	$ (20,989)	$ (22,911)